Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(dollars in thousands)
Commercial
Commercial	$57,176	$54,912
Real estate - commercial	130,634	114,712
Other real estate construction loans	31,141	40,186
Noncommercial
Real estate 1-4 family construction	7,805	5,024
Real estate - residential	76,564	78,023
Home equity	52,541	50,506
Consumer loans	12,159	10,774
Other loans	2,110	2,838
	370,130	356,975
Less:
Allowance for loan losses	(2,374)	(2,458)
Deferred loan fees, net	(160)	(104)
Loans held for investment, net	$367,596	$354,413